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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ] Amendment Number :
                                               -------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBS Partners, L.P.
Address:   200 Greenwich Avenue
           Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Theodore W. Ullyot
Title:   Executive Vice President and General Counsel
Phone:   (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Theodore W. Ullyot                  Greenwich, CT    May 15, 2007
-------------------------------------   --------------   ------------
(Signature)                             (City, State)    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:     $16,484,720
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                           FORM 13F Information Table

Page 1 of 1

Column 1:                          Column 2:  Column 3:   Column 4:       Column 5:       Column 6  Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting Authority
                                                         Fair Market  Shares or
                                    Title of    CUSIP       Value     Principal SH/ Put/ Investment   Other                (b)   (c)
Name of Issuer                       Class      Number    (x $1,000)   Amount   PRN Call Discretion  Managers  (a) Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Autozone, Inc.                     Common    053332-10-2     762,091  5,947,328 SH       DEFINED               5,947,328
Autozone, Inc.                     Common    053332-10-2   2,057,859 16,059,462 SH       SOLE                 16,059,462
AutoNation, Inc.                   Common    05329W-10-2     127,350  5,995,748 SH       DEFINED               5,995,748
AutoNation, Inc.                   Common    05329W-10-2     930,199 43,794,686 SH       SOLE                 43,794,686
Citigroup Inc.                     Common    172967-10-1     782,636 15,244,168 SH       SOLE                 15,244,168
Clear Channel Communications, Inc. Common    184502-10-2      30,874    881,100 SH       SOLE                    881,100
Motorola, Inc.                     Common    620076-10-9      16,345    925,000 SH       SOLE                    925,000
Sears Holdings Corp.               Common    812350-10-6      63,954    354,985 SH       DEFINED                 354,985
Sears Holdings Corp                Common    812350-10-6  11,713,413 65,016,723 SH       SOLE                 65,016,723
                                                          ----------
COLUMN TOTALS                                Grand Total  16,484,720
                                                          ----------